Borrowings - Maturity Schedule of Long-term Borrowings (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,607,359,542	$ 3,845,105,806
2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	841,972,137
2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	353,077,481
2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	353,077,481
2023 and beyond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,059,232,443